INCOME TAX EXPENSE (Details Narrative) - Inland Revenue, Singapore (IRAS) [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Operating Loss Carryforwards [Line Items]
Income tax rate description	HIPL, HTL SG and HTL FE are operating in Singapore and are subject to the corporate income tax under Singapore tax regime at the rate of 17%, based on its chargeable income. In addition, 75% of up to the first SGD10,000, and 50% of up to the next SGD190,000, of a company’s chargeable income otherwise subject to normal taxation is exempt from corporate tax
Net operating losses	$ 8,222,975